INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 4. INTANGIBLE ASSETS

As of December 31, 2024 and 2023, the Company’s intangible assets, which are located in the United States, consisted of:

Definite lived intangible assets
Balance at January 1, 2023	$379,686
Amortization	(168,754)
Balance at December 31, 2023	$210,932
Amortization	(168,750)
Balance at December 31, 2024	$42,182

For identified definite lived intangible assets, there was no impairment expense during the years ended December 31, 2024 and 2023. For identified definite lived intangible assets, amortization expense amounted to $168,750 and $168,754 during the years ended December 31, 2024 and 2023, respectively.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company amortizes definite lived intangible assets on a straight-line basis over their estimated useful lives. Amortization expense of identified intangible assets based on the carrying amount as of December 31, 2024 is as follows:

Year ending December 31,
2025	$42,182
$42,182